UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05848

The Gabelli Value Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Value Fund Inc.	Christopher J. Marangi
Semiannual Report — June 30, 2012

Morningstar® rated The Gabelli Value Fund Inc. Class AAA Shares 4 stars overall, 5 stars for the three year period, 4 stars for the ten year period, and 3 stars for the five year period ended June 30, 2012 among 1,539, 1,539, 838, and 1,346 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class A Share of The Gabelli Value Fund Inc. (the “Fund”) increased 5.8% compared with increases of 9.5% and 6.8% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since Inception (9/29/89)
	Six Months	1 Year	5 Year	10 Year
Class A (GABVX)	5.83%	(2.66)%	0.31%	6.80%	10.26%
With sales charge (b)	(0.25)	(8.26)	(0.87)	6.17	9.98
S&P 500 Index	9.49	5.45	0.22	5.33	8.47
Dow Jones Industrial Average	6.81	6.56	1.98	6.02	9.80
Nasdaq Composite Index	13.30	7.06	3.45	8.07	8.35
Class AAA (GVCAX)	5.84	(2.71)	0.31	6.81	10.27
Class B (GVCBX)	5.46	(3.47)	(0.46)	5.99	9.81
With contingent deferred sales charge (c)	0.46	(8.30)	(0.86)	5.99	9.81
Class C (GVCCX)	5.45	(3.41)	(0.44)	6.00	9.83
With contingent deferred sales charge (d)	4.45	(4.37)	(0.44)	6.00	9.83
Class I (GVCIX)	5.98	(2.36)	0.55	6.93	10.32

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on April 30, 2010, Class B Shares and Class C Shares on March 15, 2000, and the Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.

(d)  Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

The Gabelli Value Fund Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Value Fund Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,058.40	1.43%	$ 7.32
Class A	$1,000.00	$1,058.30	1.43%	$ 7.32
Class B	$1,000.00	$1,054.60	2.18%	$11.14
Class C	$1,000.00	$1,054.50	2.18%	$11.14
Class I	$1,000.00	$1,059.80	1.18%	$ 6.04
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.75	1.43%	$ 7.17
Class A	$1,000.00	$1,017.75	1.43%	$ 7.17
Class B	$1,000.00	$1,014.02	2.18%	$10.92
Class C	$1,000.00	$1,014.02	2.18%	$10.92
Class I	$1,000.00	$1,019.00	1.18%	$ 5.92
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The Gabelli Value Fund Inc.

Entertainment	14.0%
Cable and Satellite	12.4%
Food and Beverage	8.5%
Diversified Industrial	6.0%
Consumer Products	5.9%
Broadcasting	5.7%
Metals and Mining	5.7%
Financial Services	5.5%
Energy and Utilities	4.0%
Aerospace	2.8%
Equipment and Supplies	2.7%
Machinery	2.4%
Telecommunications	2.4%
Automotive: Parts and Accessories	2.2%
Business Services	2.1%
Hotels and Gaming	2.0%
U.S. Government Obligations	1.9%

Publishing	1.8%
Consumer Services	1.8%
Environmental Services	1.7%
Retail	1.5%
Electronics	1.1%
Wireless Communications	1.1%
Automotive	0.8%
Real Estate	0.7%
Health Care	0.7%
Aviation: Parts and Services	0.7%
Specialty Chemicals	0.6%
Computer Software and Services	0.6%
Communications Equipment	0.4%
Agriculture	0.0%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value Fund Inc.

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 97.8%
	Aerospace — 2.8%
122,000	Exelis Inc.	$1,266,524	$1,202,920
930,000	Rolls-Royce Holdings plc	6,556,057	12,496,905
6,000	The Boeing Co.	438,267	445,800

		8,260,848	14,145,625

	Agriculture — 0.0%
500	The Mosaic Co.	8,345	27,380

	Automotive — 0.8%
54,000	Fiat Industrial SpA	525,492	528,929
174,000	Ford Motor Co.	2,213,116	1,668,660
58,000	Navistar International Corp.†	2,371,288	1,645,460

		5,109,896	3,843,049

	Automotive: Parts and Accessories — 2.2%
8,000	BorgWarner Inc.†	377,764	524,720
38,000	China Yuchai International Ltd.	300,576	519,460
154,000	Genuine Parts Co.	3,997,058	9,278,500
25,000	Tenneco Inc.†	828,780	670,500

		5,504,178	10,993,180

	Aviation: Parts and Services — 0.7%
111,477	BBA Aviation plc	222,905	356,162
29,000	Curtiss-Wright Corp.	601,942	900,450
310,000	GenCorp Inc.†	2,394,659	2,018,100

		3,219,506	3,274,712

	Broadcasting — 5.7%
606,000	CBS Corp., Cl. A, Voting	11,738,770	20,173,740
97,001	Liberty Media Corp. - Liberty Capital, Cl. A†	1,498,681	8,527,358

		13,237,451	28,701,098

	Business Services — 2.1%
45,000	Ascent Capital Group Inc., Cl. A†	1,175,027	2,328,750
10,000	Broadridge Financial Solutions Inc.	113,116	212,700
80,000	Clear Channel Outdoor Holdings Inc., Cl. A†	118,874	481,600
4,000	Equinix Inc.†	333,962	702,600
49,250	Fidelity National Information Services Inc.	1,064,884	1,678,440
26,000	Intermec Inc.†	183,092	161,200
93,000	Internap Network Services Corp.†	528,535	605,430
27,000	Macquarie Infrastructure Co. LLC	631,004	898,830
5,500	MasterCard Inc., Cl. A	1,203,080	2,365,605
45,000	The Brink’s Co.	1,219,903	1,043,100

		6,571,477	10,478,255

	Cable and Satellite — 12.4%
130,000	Adelphia Communications Corp., Cl. A†(a)	91,925	0

Shares		Cost	Market Value
130,000	Adelphia Communications Corp., Escrow†(a)	$0	$0
130,000	Adelphia Recovery Trust†	0	1,287
230,000	AMC Networks Inc., Cl. A†	694,019	8,176,500
757,000	Cablevision Systems Corp., Cl. A	1,396,841	10,060,530
130,000	Comcast Corp., Cl. A, Special	2,480,271	4,082,000
265,000	DIRECTV, Cl. A†	3,708,519	12,937,300
200,000	DISH Network Corp., Cl. A	3,846,630	5,710,000
92,000	EchoStar Corp., Cl. A†	2,334,643	2,430,640
141,000	Liberty Global Inc., Cl. A†	2,549,248	6,997,830
174,000	Rogers Communications Inc., Cl. B	555,889	6,300,540
90,000	Scripps Networks Interactive Inc., Cl. A	2,946,856	5,117,400

		20,604,841	61,814,027

	Communications Equipment — 0.4%
45,000	Corning Inc.	547,720	581,850
22,000	Loral Space & Communications Inc.	1,432,588	1,481,700

		1,980,308	2,063,550

	Computer Software and Services — 0.6%
30,000	EarthLink Inc.	224,595	223,200
32,000	eBay Inc.†	790,098	1,344,320
15,000	RealD Inc.†	176,174	224,400
75,000	Yahoo! Inc.†	1,251,039	1,187,250

		2,441,906	2,979,170

	Consumer Products — 5.9%
10,000	Avon Products Inc.	228,279	162,100
56,000	Energizer Holdings Inc.†	1,359,984	4,214,000
566	Givaudan SA†	161,059	554,282
200	National Presto Industries Inc.	5,966	13,954
610,000	Swedish Match AB	9,321,932	24,576,542
1,000	The Estee Lauder Companies Inc., Cl. A	33,385	54,120

		11,110,605	29,574,998

	Consumer Services — 1.8%
3,000	Coinstar Inc.†	119,069	205,980
230,000	Liberty Interactive Corp., Cl. A†	3,507,855	4,091,700
202,000	Rollins Inc.	662,012	4,518,740

		4,288,936	8,816,420

	Diversified Industrial — 6.0%
41,000	Ampco-Pittsburgh Corp.	205,014	751,530
8,000	Cooper Industries plc	259,867	545,440
128,000	Crane Co.	3,348,913	4,656,640
68,000	Fortune Brands Home & Security Inc.†	833,555	1,514,360
68,000	Griffon Corp.	733,354	583,440
233,000	Honeywell International Inc.	6,402,011	13,010,720
62,000	ITT Corp.	1,088,182	1,091,200

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
92,000	Katy Industries Inc.†	$176,906	$47,380
6,000	Precision Castparts Corp.	738,419	986,940
80,000	Smiths Group plc	1,500,586	1,271,710
102,000	Tyco International Ltd.	3,897,105	5,390,700
1,500	Waters Corp.†	106,847	119,205

		19,290,759	29,969,265

	Electronics — 1.1%
70,000	LSI Corp.†	403,935	445,900
8,000	TE Connectivity Ltd.	153,110	255,280
175,000	Texas Instruments Inc.	4,119,696	5,020,750

		4,676,741	5,721,930

	Energy and Utilities — 4.0%
4,000	Chevron Corp.	271,617	422,000
76,000	ConocoPhillips	1,489,574	4,246,880
25,000	CONSOL Energy Inc.	1,038,218	756,000
200,000	GenOn Energy Inc., Escrow†(a)	0	0
240,000	National Fuel Gas Co.	10,705,193	11,275,200
7,300	Occidental Petroleum Corp.	567,572	626,121
35,500	Phillips 66†	412,368	1,180,020
26,000	Southwest Gas Corp.	687,592	1,134,900
30,000	Weatherford International Ltd.†	552,561	378,900

		15,724,695	20,020,021

	Entertainment — 14.0%
8,570	Chestnut Hill Ventures†(a)	230,403	556,660
46,000	Discovery Communications Inc., Cl. A†	653,489	2,484,000
94,000	Discovery Communications Inc., Cl. C†	1,313,429	4,708,460
56,000	Dover Motorsports Inc.†	220,583	72,800
242,000	Grupo Televisa SAB, ADR	2,289,736	5,198,160
286,000	The Madison Square Garden Co., Cl. A†	1,157,039	10,707,840
130,000	Time Warner Inc.	3,809,860	5,005,000
732,000	Viacom Inc., Cl. A	22,577,608	37,317,360
196,334	Vivendi SA	2,840,035	3,634,987

		35,092,182	69,685,267

	Environmental Services — 1.7%
5,000	Progressive Waste Solutions Ltd.	94,395	94,600
279,000	Republic Services Inc.	3,685,609	7,382,340
35,000	Waste Management Inc.	993,074	1,169,000

		4,773,078	8,645,940

	Equipment and Supplies — 2.7%
141,000	CIRCOR International Inc.	1,755,054	4,806,690
43,000	Flowserve Corp.	493,544	4,934,250
51,000	Gerber Scientific Inc., Escrow†(a)	0	510
65,000	GrafTech International Ltd.†	732,699	627,250

Shares		Cost	Market Value
90,000	Watts Water Technologies Inc., Cl. A	$1,265,683	$3,000,600

		4,246,980	13,369,300

	Financial Services — 5.5%
237,000	American Express Co.	6,341,045	13,795,770
4,267	FleetCor Technologies Inc.†	2,838	149,516
105,000	H&R Block Inc.	1,843,667	1,677,900
7,000	Interactive Brokers Group Inc., Cl. A	104,108	103,040
27,000	JPMorgan Chase & Co.	1,092,710	964,710
51,000	Kinnevik Investment AB, Cl. B	800,911	1,021,113
58,000	Legg Mason Inc.	1,479,286	1,529,460
18,000	Loews Corp.	703,727	736,380
13,000	Morgan Stanley	329,939	189,670
14,000	PNC Financial Services Group Inc.	868,578	855,540
50,000	SLM Corp.	682,228	785,500
15,000	State Street Corp.	687,715	669,600
20,000	Steel Excel Inc.†	586,331	543,000
102,000	The Bank of New York Mellon Corp.	2,842,395	2,238,900
4,000	The Goldman Sachs Group Inc.	484,892	383,440
52,000	Wells Fargo & Co.	1,456,523	1,738,880

		20,306,893	27,382,419

	Food and Beverage — 8.5%
76,000	Beam Inc.	3,370,480	4,749,240
54,000	Davide Campari - Milano SpA	254,633	375,171
276,000	DE Master Blenders 1753 NV	2,995,677	3,112,073
156,000	Diageo plc, ADR	6,033,881	16,078,920
55,000	Dr Pepper Snapple Group Inc.	1,458,382	2,406,250
73,000	Fomento Economico Mexicano SAB de CV, ADR	898,717	6,515,250
55,200	Hillshire Brands Co.	1,613,057	1,600,248
22,000	Kerry Group plc, Cl. A	256,795	960,516
10,000	Kikkoman Corp.	106,788	123,100
75,000	Kraft Foods Inc., Cl. A	2,219,210	2,896,500
4,000	Nestlé SA	227,114	238,318
12,000	Pernod-Ricard SA	886,247	1,279,575
9,000	Ralcorp Holdings Inc.†	611,516	600,660
14,000	Remy Cointreau SA	825,768	1,533,941

		21,758,265	42,469,762

	Health Care — 0.7%
4,000	Chemed Corp.	125,792	241,760
28,000	Covidien plc	1,113,252	1,498,000
19,600	Mead Johnson Nutrition Co.	784,070	1,577,996

		2,023,114	3,317,756

	Hotels and Gaming — 2.0%
13,000	Accor SA	450,008	406,024

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
31,000	Dover Downs Gaming & Entertainment Inc.	$191,529	$93,310
136,000	Gaylord Entertainment Co.†	3,761,914	5,244,160
38,000	International Game Technology	563,007	598,500
335,000	Ladbrokes plc	1,750,361	824,764
50,000	Las Vegas Sands Corp.	1,115,957	2,174,500
34,900	MGM Resorts International†	436,481	389,484

		8,269,257	9,730,742

	Machinery — 2.4%
74,000	CNH Global NV†	1,448,096	2,875,640
57,500	Deere & Co.	1,227,099	4,650,025
125,000	Xylem Inc.	3,070,752	3,146,250
39,000	Zebra Technologies Corp., Cl. A†	1,080,115	1,340,040

		6,826,062	12,011,955

	Metals and Mining — 5.7%
174,000	Barrick Gold Corp.	3,976,891	6,537,180
20,000	Cameco Corp.	389,148	439,000
25,000	Freeport-McMoRan Copper & Gold Inc.	328,643	851,750
90,000	Kinross Gold Corp.	734,770	733,500
38,000	Materion Corp.	902,343	875,140
390,000	Newmont Mining Corp.	7,853,254	18,918,900

		14,185,049	28,355,470

	Publishing — 1.8%
285,000	Media General Inc., Cl. A†	4,806,729	1,313,850
35,000	Meredith Corp.	710,943	1,117,900
282,000	News Corp., Cl. A	4,078,408	6,285,780
12,000	News Corp., Cl. B	201,810	270,240

		9,797,890	8,987,770

	Real Estate — 0.7%
132,000	Griffin Land & Nurseries Inc.	1,584,503	3,694,680

	Retail — 1.5%
10,000	Barnes & Noble Inc.†	114,525	164,600
43,000	CVS Caremark Corp.	1,455,327	2,009,390
67,000	HSN Inc.	1,133,629	2,703,450
50,000	Ingles Markets Inc., Cl. A	572,181	801,500
25,000	Safeway Inc.	485,375	453,750
29,000	The Home Depot Inc.	882,890	1,536,710

		4,643,927	7,669,400

	Specialty Chemicals — 0.6%
13,500	Airgas Inc.	893,974	1,134,135

Shares		Cost	Market Value
100,000	Ferro Corp.†	$747,486	$480,000
14,000	FMC Corp.	320,954	748,720
14,000	International Flavors & Fragrances Inc.	611,175	767,200

		2,573,589	3,130,055

	Telecommunications — 2.4%
435,000	Cincinnati Bell Inc.†	1,403,352	1,618,200
480,000	Sprint Nextel Corp.†	2,220,094	1,564,800
412,000	Telephone & Data Systems Inc.	8,315,523	8,771,480

		11,938,969	11,954,480

	Wireless Communications — 1.1%
12,000	Millicom International Cellular SA, SDR	907,147	1,129,318
41,000	NII Holdings Inc.†	1,093,785	419,430
50,000	United States Cellular Corp.†	2,358,835	1,931,000
67,000	Vodafone Group plc, ADR	1,754,902	1,888,060

		6,114,669	5,367,808

	TOTAL COMMON STOCKS	276,164,919	488,195,484

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.9%
$9,340,000	U.S. Treasury Bills, 0.130% to 0.150%††, 10/25/12 to 12/27/12	9,335,042	9,336,000

	TOTAL INVESTMENTS — 99.7%	$285,499,961	497,531,484

	Other Assets and Liabilities (Net) — 0.3%		1,728,993

	NET ASSETS — 100.0%		$499,260,477

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $557,170 or 0.11% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American	Depositary Receipt
SDR Swedish	Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $285,499,961)	$497,531,484
Foreign currency, at value (cost $28,742)	28,733
Cash	13,248
Receivable for Fund shares sold	2,155,033
Receivable for investments sold	225,035
Dividends receivable	1,676,311
Prepaid expenses	32,876

Total Assets	501,662,720

Liabilities:
Payable for investments purchased	106,276
Payable for Fund shares redeemed	1,597,729
Payable for investment advisory fees	396,485
Payable for distribution fees	101,185
Payable for accounting fees	3,750
Other accrued expenses	196,818

Total Liabilities	2,402,243

Net Assets (applicable to 34,038,750 shares outstanding)	$499,260,477

Net Assets Consist of:
Paid-in capital	$272,987,113
Accumulated net investment income	2,276,013
Accumulated net realized gain on investments and foreign currency transactions	11,965,992
Net unrealized appreciation on investments	212,031,523
Net unrealized depreciation on foreign currency translations	(164)

Net Assets	$499,260,477

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($917,027 ÷ 62,464 shares outstanding; 50,000,000 shares authorized)	$14.68

Class A:
Net Asset Value and redemption price per share ($472,708,027 ÷ 32,157,824 shares outstanding; 100,000,000 shares authorized)	$14.70

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.60

Class B:
Net Asset Value and offering price per share ($237,732 ÷ 18,378 shares outstanding; 100,000,000 shares authorized)	$12.94	(a)

Class C:
Net Asset Value and offering price per share ($8,035,940 ÷ 619,451 shares outstanding; 50,000,000 shares authorized)	$12.97	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($17,361,751 ÷ 1,180,633 shares outstanding; 50,000,000 shares authorized)	$14.71

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $171,217)	$5,907,409
Interest	1,924

Total Investment Income	5,909,333

Expenses:
Investment advisory fees	2,533,773
Distribution fees - Class AAA	916
Distribution fees - Class A	603,708
Distribution fees - Class B	1,931
Distribution fees - Class C	40,843
Shareholder services fees	216,076
Shareholder communications expenses	63,026
Legal and audit fees	40,972
Directors’ fees	39,914
Custodian fees	39,125
Registration expenses	32,403
Accounting fees	22,500
Interest expense	289
Miscellaneous expenses	22,092

Total Expenses	3,657,568

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(11,237)

Net Expenses	3,646,331

Net Investment Income	2,263,002

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	19,872,252
Net realized loss on foreign currency transactions	(18,383)

Net realized gain on investments and foreign currency transactions	19,853,869

Net change in unrealized appreciation/depreciation: on investments	7,326,794
on foreign currency translations	1,134

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,327,928

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	27,181,797

Net Increase in Net Assets Resulting from Operations	$29,444,799

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$2,263,002	$1,590,274
Net realized gain on investments and foreign currency transactions	19,853,869	55,672,817
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,327,928	(57,598,707)

Net Increase/(Decrease) in Net Assets Resulting from Operations	29,444,799	(335,616)

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,088)
Class A	—	(1,503,279)
Class I	—	(54,644)

	—	(1,560,011)

Net realized gain
Class AAA	—	(69,961)
Class A	—	(51,630,300)
Class B	—	(76,227)
Class C	—	(926,019)
Class I	—	(988,739)

	—	(53,691,246)

Total Distributions to Shareholders	—	(55,251,257)

Capital Share Transactions:
Class AAA	243,018	464,595
Class A	(36,229,471)	(74,177,539)
Class B	(436,679)	(1,157,931)
Class C	(172,182)	1,431,050
Class I	8,390,439	1,641,005

Net Decrease in Net Assets from Capital Share Transactions	(28,204,875)	(71,798,820)

Redemption Fees	668	55,515

Net Increase/(Decrease) in Net Assets	1,240,592	(127,330,178)
Net Assets:
Beginning of period	498,019,885	625,350,063

End of period (including undistributed net investment income of $2,276,013 and $13,011, respectively)	$499,260,477	$498,019,885

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets / Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2012(c)	$13.87	$0.07	$0.74	$0.81	—		—	—	—	$0.00	$14.68	5.8%	$917	1.03%(d)	1.43%(d)	1%
2011	15.58	0.07	(0.08)	(0.01)	$(0.05)		$(1.65)	—	$(1.70)	0.00	13.87	0.1	634	0.45	1.43	6
2010(e)	14.37	0.00 (b)	1.70	1.70	(0.03)		(0.46)	—	(0.49)	0.00	15.58	11.8	275	0.00(d)(f)	1.43(d)	14
Class A
2012(c)	$13.89	$0.06	$0.75	$0.81	—		—	—	—	$0.00	$14.70	5.8%	$472,708	0.89%(d)	1.43%(d)	1%
2011	15.59	0.05	(0.05)	0.00 (b)	$(0.05)		$(1.65)	—	$(1.70)	0.00	13.89	0.1	480,414	0.29	1.43	6
2010	12.58	0.01	3.46	3.47	(0.00	)(b)	(0.46)	—	(0.46)	0.00	15.59	27.6	607,818	0.05	1.43	14
2009	9.00	0.04	3.69	3.73	(0.04)		(0.11)	—	(0.15)	0.00	12.58	41.4	449,865	0.36	1.52	5
2008	16.78	0.04	(7.47)	(7.43)	(0.04)		(0.03)	$(0.28)	(0.35)	0.00	9.00	(44.2)	366,568	0.28	1.41	4
2007	17.61	(0.04)	0.86	0.82	—		(1.65)	0.00 (b)	(1.65)	0.00	16.78	4.6	800,586	(0.20)	1.39	9
Class B
2012(c)	$12.27	$(0.01)	$0.68	$0.67	—		—	—	—	$0.00	$12.94	5.5%	$238	(0.22%)(d)	2.18%(d)	1%
2011	14.04	(0.08)	(0.04)	(0.12)	—		$(1.65)	—	$(1.65)	0.00	12.27	(0.7)	640	(0.56)	2.18	6
2010	11.45	(0.09)	3.14	3.05	—		(0.46)	—	(0.46)	0.00	14.04	26.6	1,844	(0.72)	2.18	14
2009	8.24	(0.03)	3.35	3.32	—		(0.11)	—	(0.11)	0.00	11.45	40.3	3,850	(0.38)	2.27	5
2008	15.46	(0.06)	(6.85)	(6.91)	—		(0.03)	$(0.28)	(0.31)	0.00	8.24	(44.6)	4,252	(0.48)	2.16	4
2007	16.46	(0.17)	0.82	0.65	—		(1.65)	0.00 (b)	(1.65)	0.00	15.46	3.9	10,774	(0.95)	2.14	9
Class C
2012(c)	$12.30	$0.01	$0.66	$0.67	—		—	—	—	$0.00	$12.97	5.5%	$8,036	0.16%(d)	2.18%(d)	1%
2011	14.07	(0.06)	(0.06)	(0.12)	—		$(1.65)	—	$(1.65)	0.00	12.30	(0.7)	7,789	(0.43)	2.18	6
2010	11.47	(0.09)	3.15	3.06	—		(0.46)	—	(0.46)	0.00	14.07	26.7	7,378	(0.70)	2.18	14
2009	8.25	(0.04)	3.37	3.33	—		(0.11)	—	(0.11)	0.00	11.47	40.4	6,314	(0.39)	2.27	5
2008	15.48	(0.06)	(6.86)	(6.92)	—		(0.03)	$(0.28)	(0.31)	0.00	8.25	(44.6)	5,686	(0.47)	2.16	4
2007	16.47	(0.17)	0.83	0.66	—		(1.65)	0.00 (b)	(1.65)	0.00	15.48	4.0	14,679	(0.94)	2.14	9
Class I
2012(c)	$13.88	$0.10	$0.73	$0.83	—		—	—	—	$0.00	$14.71	6.0%	$17,361	1.42%(d)	1.18%(d)	1%
2011	15.58	0.09	(0.05)	0.04	$(0.09)		$(1.65)	—	$(1.74)	0.00	13.88	0.4	8,543	0.57	1.18	6
2010	12.56	0.04	3.48	3.52	(0.04)		(0.46)	—	(0.50)	0.00	15.58	28.0	8,035	0.31	1.18	14
2009	8.99	0.06	3.69	3.75	(0.07)		(0.11)	—	(0.18)	0.00	12.56	41.6	4,647	0.59	1.27	5
2008(g)	15.87	0.08	(6.57)	(6.49)	(0.08)		(0.03)	$(0.28)	(0.39)	0.00	8.99	(40.8)	3,528	0.66(d)	1.16(d)	4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2012, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class AAA Shares on April 30, 2010 through December 31, 2010.
(f)	Amount represents less than 0.005%.
(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value Fund Inc. was incorporated on July 20, 1989 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$61,814,027	—	$0	$61,814,027
Energy and Utilities	20,020,021	—	0	20,020,021
Entertainment	69,128,607	—	556,660	69,685,267
Equipment and Supplies	13,368,790	—	510	13,369,300
Other Industries (a)	323,306,869	—	—	323,306,869
Total Common Stocks	487,638,314	—	557,170	488,195,484
U.S. Government Obligations	—	$9,336,000	—	9,336,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$487,638,314	$9,336,000	$557,170	$497,531,484

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at June 30, 2012.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$4,945,856
Net long-term capital gains	50,305,401

Total distributions paid	$55,251,257

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$292,895,113	$223,470,611	$(18,834,240)	$204,636,371

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2012, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $11,237.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $2,000 per year. The Chairman of the Nominating Committee and Proxy Voting Committee each receive an annual fee of $2,500. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to the G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $4,219,472 and $38,724,848, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $20,697 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally, the Distributor retained a total of $11,790 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $668 and $55,515, respectively.

Transactions in shares of capital stock were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	20,294	$293,559	97,971	$1,561,106
Shares issued upon reinvestment of distributions	—	—	5,251	72,049
Shares redeemed	(3,537)	(50,541)	(75,143)	(1,168,560)

Net increase	16,757	$243,018	28,079	$464,595

Class A
Shares sold	904,278	$13,150,361	1,884,560	$30,149,325
Shares issued upon reinvestment of distributions	—	—	3,591,880	49,352,430
Shares redeemed	(3,333,272)	(49,379,832)	(9,865,497)	(153,679,294)

Net decrease	(2,428,994)	$(36,229,471)	(4,389,057)	$(74,177,539)

Class B
Shares sold	—	—	161	$1,950
Shares issued upon reinvestment of distributions	—	—	5,903	71,669
Shares redeemed	(33,754)	$(436,679)	(85,285)	(1,231,550)

Net decrease	(33,754)	$(436,679)	(79,221)	$(1,157,931)

Class C
Shares sold	44,760	$580,881	139,653	$2,003,019
Shares issued upon reinvestment of distributions	—	—	58,471	711,590
Shares redeemed	(58,318)	(753,063)	(89,563)	(1,283,559)

Net increase/(decrease)	(13,558)	$(172,182)	108,561	$1,431,050

Class I
Shares sold	694,243	$10,287,876	282,617	$4,570,830
Shares issued upon reinvestment of distributions	—	—	27,499	377,290
Shares redeemed	(129,317)	(1,897,437)	(210,200)	(3,307,115)

Net increase	564,926	$8,390,439	99,916	$1,641,005

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by

The Gabelli Value Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Value Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Value Fund Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 29, 2012, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. Nature, Extent, and Quality of Services.

The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. Investment Performance of the Fund and Adviser.

The Independent Board Members considered investment performance for the Fund over various periods of time as compared with the performance of such Fund’s Lipper peer group, and concluded that the Adviser was delivering satisfactory performance results over the near and longer term (one year, three year, five year, and ten year periods) consistent with the long-term investment strategies being pursued by the Fund. The Fund’s performance was above the peer median and average over the one year, three year, five year and ten year periods.

3. Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s peer group category. They recognized that the advisory fees are at the higher end relative to peer firms and that the Fund’s total expense ratio is above the group average. The Independent Board Members also considered the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. With regard to the Adviser, that information was prorated (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted

The Gabelli Value Fund Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions.

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

The Gabelli Value Fund Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer,	Professor Emeritus,
GAMCO Investors, Inc.	Pace University
Anthony J. Colavita	Werner J. Roeder, MD
President,	Medical Director,
Anthony J. Colavita, P.C.	Lawrence Hospital
Robert J. Morrissey		The Gabelli Value Fund Inc.
Attorney-at-Law,
Morrissey, Hawkins & Lynch
Officers
Bruce N. Alpert	Agnes Mullady
President, Secretary, and	Treasurer
Acting Chief
Compliance Officer
Custodian
The Bank of New York Mellon
Distributor
G.distributors, LLC
Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company

Legal Counsel Willkie Farr & Gallagher LLP

Morningstar® rated The Gabelli Value Fund Inc. Class AAA Shares 4 stars overall, 5 stars for the three year period, 4 stars for the ten year period, and 3 stars for the five year period ended June 30, 2012 among 1,539, 1,539, 838, and 1,346 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

SEMIANNUAL REPORT JUNE 30, 2012
GAB409Q212SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Value Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

* Print the name and title of each signing officer under his or her signature.